Condensed Financial Information of the Parent Company - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Interest paid	$ 3,710	$ 4,160	$ 3,109
Parent
Condensed Financial Statements, Captions [Line Items]
Interest paid	$ 244	$ 215	$ 171